CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income	$ 41,588	$ 286,723
Mine restoration provisions settled (Note 14)	(2,297)	(793)
Non-cash charges, net (Note 21)	794,961	425,944
Changes in non-cash working capital (Note 21)	(6,538)	(48,604)
Changes in long-term supplies inventory (Note 8)	(18,537)	0
Changes in long-term value added tax receivables	(94,724)	(67,472)
Cash provided by operating activities	714,453	595,798
Financing activities
Extinguishment of gold stream and construction financing obligations (Note 6)	(111,819)	0
Revolving credit facility draw downs (Note 13)	150,000	0
Revolving credit facility transaction costs	(3,296)	(2,401)
Interest and commitment fees paid	(4,582)	(4,456)
Cash proceeds from stock option exercises (Note 15)	12,854	14,276
Dividends paid (Note 15)	(186,724)	(170,635)
Principal payments on lease arrangements (Note 13)	(6,189)	(6,616)
Distributions to non-controlling interest (Note 16)	(34,316)	(30,331)
Other	4,863	8,680
Cash used by financing activities	(192,510)	(211,285)
Investing activities
Purchase of long-term investment (Note 9)	(33,282)	0
Payment to acquire mining interest	(20,393)	0
Funding of reclamation accounts	(6,541)	(6,746)
Cash paid for purchase of non-controlling interest (Note 10)	(6,704)	(3,336)
Deferred consideration received (Note 10)	3,850	45,000
Loan to associate (Note 12)	(2,458)	(5,000)
Cash paid on exercise of mineral property option (Note 10)	0	(7,737)
Other	(377)	(919)
Cash used by investing activities	(845,339)	(388,782)
Decrease in cash and cash equivalents	(323,396)	(4,269)
Effect of exchange rate changes on cash and cash equivalents	(21,655)	(16,784)
Cash and cash equivalents, beginning of year	651,946	672,999
Cash and cash equivalents, end of year	306,895	651,946
Sabina Gold & Silver Corp.
Investing activities
Cash acquired on acquisition	38,083	0
Transaction costs paid on acquisition of Sabina Gold & Silver Corp. (Note 6)	(6,672)	0
Bakolobi Property
Investing activities
Payment to acquire mining interest	0	(48,258)
Oklo Resources Limited
Investing activities
Cash acquired on acquisition	0	1,415
Payment to acquire mining interest	0	(21,130)
Equipment loans
Financing activities
Repayment of equipment loan facilities (Note 13)	(13,301)	(19,802)
Fekola Mine | Mineral Properties
Investing activities
Expenditures on mining interests:	(298,942)	(117,622)
Masbate Mine | Mineral Properties
Investing activities
Expenditures on mining interests:	(30,142)	(39,528)
Otjikoto Mine | Mineral Properties
Investing activities
Expenditures on mining interests:	(61,063)	(79,096)
Goose Project | Mineral Properties
Investing activities
Expenditures on mining interests:	(282,338)	0
Fekola Regional
Investing activities
Expenditures on mining interests, projects	(55,975)	(26,309)
Gramalote Project
Investing activities
Expenditures on mining interests, projects	(6,380)	(15,887)
Other Exploration
Investing activities
Expenditures on mining interests, projects	$ (76,005)	$ (63,629)